TRADE AND OTHER RECEIVABLES, NET	6 Months Ended
Sep. 30, 2021
TRADE AND OTHER RECEIVABLES, NET
TRADE AND OTHER RECEIVABLES, NET

4.   TRADE AND OTHER RECEIVABLES, NET

(a)  Trade and other receivables, net

	As at	As at
	September 30, 2021	March 31, 2021
Trade account receivables, net	$192,502	$189,250
Unbilled revenue, net	108,499	103,986
Accrued gas receivable	–	833
Other	100,632	46,132
	$401,633	$340,201

(b)  Aging of accounts receivable

Customer credit risk

The lifetime expected credit loss (“ECL”) reflects Just Energy’s best estimate of losses on the accounts receivable and unbilled revenue balances. Just Energy determines the ECL by using historical loss rates and forward-looking factors, if applicable. Just Energy is exposed to customer credit risk on its continuing operations in Alberta, Texas, Illinois (gas), California (gas) and Ohio (electricity) and for certain Commercial customers in dual-billing markets including Illinois (power), Pennsylvania (power), Massachusetts (power), New York and New Jersey. Credit review processes have been implemented to perform credit evaluations of customers and manage customer default. If a significant number of customers were to default on their payments, it could have a material adverse effect on the operations and cash flows of Just Energy. Management factors default from credit risk in its margin expectations for all of the above markets.

In the remaining markets, the LDCs provide collection services and assume the risk of any bad debts owing from Just Energy’s customers for a fee that is recorded in cost of goods sold. Although there is no assurance that the LDCs providing these services will continue to do so in the future, management believes that the risk of the LDCs failing to deliver payment to Just Energy is minimal.

The aging of the trade accounts receivable from the markets where the Company bears customer credit risk was as follows:

	As at	As at
	September 30, 2021	March 31, 2021

Current	$95,831	$58,737
1–30 days	16,023	19,415
31–60 days	5,218	3,794
61–90 days	3,539	2,144
Over 90 days	9,300	10,446
	$129,911	$94,536

The unbilled revenue subject to customer credit risk is $96.6 million as at September 30, 2021 (March 31, 2021-$87.1 million).

(c)  Allowance for doubtful accounts

Changes in the allowance for doubtful accounts related to the balances in the table above were as follows:

	As at	As at
	September 30, 2021	March 31, 2021

Balance, beginning of period	$23,363	$45,832
Provision for doubtful accounts	11,110	34,260
Bad debts written off	(19,110)	(62,529)
Foreign exchange	5,007	5,800
Balance, end of period	$20,370	$23,363